Common Stock, Stock Options, Restricted Stock Awards and Warrants	12 Months Ended
Sep. 30, 2025
Common Stock, Stock Options, Restricted Stock Awards and Warrants [Abstrsct]
COMMON STOCK, STOCK OPTIONS, RESTRICTED STOCK AWARDS AND WARRANTS

5. COMMON STOCK, STOCK OPTIONS, RESTRICTED STOCK AWARDS AND WARRANTS

Authorized Capital Stock

The certificate of incorporation adopted on August 5, 2024, in connection with the Merger, authorized 110,000,000 shares, of which 100,000,000 shares are common stock with a par value of $0.0001, and 10,000,000 shares are preferred stock with a par value of $0.0001. On April 7, 2025, pursuant to Board and stockholder approval, we amended our certificate of incorporation to increase the authorized shares of common stock from 100,000,000 shares to 400,000,000 shares.

Common Stock Offerings

On July 17, 2025, we completed an offering of 6,818,182 shares of common stock and warrants to purchase 6,818,182 shares of common stock. The shares and warrants were sold at a per unit price of $1.09. The immediately exercisable five-year warrants have an exercise price of $1.09 per share. Gross proceeds from the offering were approximately $9.0 million and net proceeds were $7,546,988, after deducting placement agent fees and other offering expenses. The estimated fair value of the warrants issued to the investors was approximately $8,197,000.

We paid the placement agent a fee of 7.0% of the gross proceeds and expenses of $125,000. Additionally, we issued the placement agent warrants to purchase up to 272,727 shares of common stock at an exercise price of $1.65 per share. The warrants are exercisable commencing on January 17, 2026 and expire on July 17, 2030. We also paid an additional 7.0% fee to a prior placement agent and issued to the prior placement agent warrants to purchase up to 477,273 shares of common stock at an exercise price of $1.65 per share. The placement agent warrants are exercisable commencing on August 17, 2025 and expire on July 17, 2030. The estimated fair value of the warrants issued to the placement agents was approximately $905,000.

On September 10, 2025, we completed an offering of 5,142,858 shares of common stock and warrants to purchase 5,142,858 shares of common stock. The shares and warrants were sold at a per unit price of $1.75. The warrants are exercisable beginning on March 10, 2026 and expire on March 10, 2031 at an exercise price of $1.84 per share. Gross proceeds from the offering were approximately $9.0 million and net proceeds were $7,619,854, after deducting placement agent fees and other offering expenses. The estimated fair value of the warrants issued to the investors was approximately $6,995,000.

We paid the placement agent a fee of 7.0% of the gross proceeds and expenses of $125,000. Additionally, we issued the placement agent warrants to purchase up to 205,714 shares of common stock at an exercise price of $1.92 per share. The warrants are exercisable commencing on March 10, 2026 and expire on March 10, 2031. We also paid an additional 7.0% fee to a prior placement agent and issued the prior placement agent warrants to purchase up to 360,000 shares of common stock at an exercise price of $2.1875 per share. The placement agent warrants are exercisable commencing on March 10, 2026 and expire on March 10, 2031. The estimated fair value of the warrants issued to the placement agents was approximately $717,000.

Stock Plans

Under the Citius Oncology 2023 Stock Plan, adopted on April 29, 2023, we reserved 15,000,000 common shares for issuance. Under the Citius Oncology 2024 Stock Plan, adopted on August 2, 2024, we reserved 15,000,000 common shares for issuance. The stock plans provide incentives to employees, directors, and consultants through grants of options, SARs, dividend equivalent rights, restricted stock, restricted stock units, or other rights.

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model. Volatility is estimated using the trading activity of Citius Pharma common stock until such time as we have sufficient history. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant commensurate with the expected term assumption. The expected term of stock options granted to employees and directors, all of which qualify as “plain vanilla,” is based on the average of the contractual term (generally 10 years) and the vesting period. For non-employee options, the expected term is the contractual term.

The following assumptions were used in determining the fair value of stock option grants for the year ended September 30, 2025 and 2024:

	2025	2024
Risk-free interest rate	4.08-4.18%	4.66%
Expected dividend yield	0.00%	0.00%
Expected term	5.50-6.50 years	6.50 years
Expected volatility	85%	87%

A summary of option activity under the plan is presented below:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at September 30, 2024	12,750,000	$2.15	8.78 years	$-
Granted	5,750,000	1.07
Forfeited	(400,000)	1.75
Outstanding at September 30, 2025	18,100,000	$1.83	8.21 years	$5,386,000
Exercisable at September 30, 2025	9,781,250	$2.02	7.94 years	$1,136,500

On December 2, 2024, the Board of Directors granted options to purchase 200,000 common shares at an exercise price of $1.02 per share. On December 12, 2024, the Board of Directors granted options to purchase 5,550,000 common shares at an exercise price of $1.07 per share.

The weighted average grant date fair value of the options granted during the year ended September 30, 2025 was estimated at $0.80 per share. All these options vest over terms of 12 to 36 months and have a term of 10 years.

Stock-based compensation expense for stock options for the years ended September 30, 2025 and 2024 was $8,116,678 and $7,498,817, respectively.

At September 30, 2025, unrecognized total compensation cost related to unvested stock options under the stock plans of $7,814,682 is expected to be recognized over a weighted average period of 1.23 years.

Restricted stock awards

On September 19, 2025, the Board of Directors granted restricted stock awards of 11,600,000 shares of common stock to employees and directors. The restricted stock awards vest on September 19, 2028. The fair value of the common stock on the date of grant was $20,300,000 ($1.75 per share).

Stock-based compensation expense for restricted stock awards for the year ended September 30, 2025 was $203,741.

At September 30, 2025, unrecognized total compensation cost related to unvested restricted stock awards under the stock plans of $20,096,259 is expected to be recognized over a weighted average period of 2.97 years.

Warrants

We have reserved 13,276,754 shares of common stock for the exercise of outstanding warrants. The following table summarizes the warrants outstanding at September 30, 2025:

	Exercise price	Number	Expiration Dates
July 2025 Offering Investors	$1.32	6,818,182	July 17, 2030
July 2025 Offering Agent	$1.65	272,727	July 17, 2030
July 2025 Prior Offering Agent	$1.65	477,273	July 17, 2030
September 2025 Offering Investors	$1.84	5,142,858	March 10, 2031
September 2025 Offering Agent	$1.92	205,714	March 10, 2031
September 2025 Prior Offering Agent	$2.1875	360,000	March 10, 2031
		13,276,754

At September 30, 2025, the weighted average remaining life of the outstanding warrants is 5.08 years, all warrants are exercisable except for the September 2025 Offering warrants which become exercisable on March 10, 2026, and the aggregate intrinsic value of the warrants outstanding was $6,125,681.

Common Stock Reserved

A summary of common stock reserved for future issuances by the Company as of September 30, 2025 is as follows:

Stock plan options outstanding	18,100,000
Restricted stock awards	11,600,000
Stock plan shares available for future grants	300,000
Warrants outstanding	13,276,754
Total	43,276,754